Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

March 17, 2020

VIA EDGAR

Lisa Larkin

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PREC14A for Eaton Vance Floating-Rate Income Plus Fund (the “Fund”)
(1940 Act File No. 811-22821)

Dear Ms. Larkin,

This letter responds to comments you provided to the undersigned and Jordan Marciello via telephone on March 2, 2020 in connection with your review of the Fund’s preliminary proxy statement (the “Preliminary Proxy Statement”) on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), filed on February 27, 2020 (Accession No. 0000940394-20-000312). We have reproduced each comment below and immediately thereafter provided the Fund’s response. Responses will be reflected in the Fund’s definitive proxy statement, as applicable.

1.	On page 3, please consider clarifying or adding additional disclosure regarding what a plurality voting standard means in the context of a contested proxy solicitation where there are two proxy cards being returned.

Response: The Fund has revised the relevant disclosure as follows:

The election of a Trustee requires the affirmative vote of a plurality of votes cast by the shareholders, in person or by proxy, at the Annual Meeting at which a quorum is present in person or by proxy. This means that~~, as between two nominees,~~ the three nominees ~~nominee~~ receiving the greatest number of votes will be elected. The last proxy card submitted by a shareholder will be counted (e.g., so if you submit the gold proxy card and then vote again on the white proxy card only the votes cast on the white proxy card will be counted). For purposes of Proposal 1, a decision to withhold your vote (or a direction to your broker-dealer to do so) will be counted towards quorum, but will have no effect on the outcome of the Trustee election.

2.	Please consider revising the order of the trustee biographies under the subsection “Additional Information about Current Trustees” so that the trustee nominees’ biographies appear first.

Response: The requested change has been made.

3.	Item 9(a) of Schedule 14A requires that the Fund name the principal accountant selected or being recommended to shareholders for election, approval or ratification for the current year and, if no accountant has been selected or recommended, to state and describe the reasons therefor. Please revise the Fund’s proxy statement accordingly.

Response: The requested change has been made.

4.	Pursuant to Rule 14a-4 under the 1934 Act, please add a proposal line item to each proxy card regarding adjournment of the Fund’s annual meeting.

Response: The Fund respectfully declines to make this change. Rule 14a-4(a)(3) requires the proxy statement to identify “each separate matter intended to be acted upon.” The Fund submits that an adjournment of a shareholder meeting is not a “separate matter intended to be acted upon” at the meeting. Instead, the Fund believes that adjournments are “incident to the shareholder meeting” and therefore discretionary authority for proxies to vote thereon is consistent with Rule 14a-4(c)(7).

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon, Esq.

Vice President

Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

March 17, 2020

Securities and Exchange Commission (the “SEC”)

100 F Street, N.E.

Washington, D.C. 20549

RE:	Eaton Vance Floating-Rate Income Plus Fund (the “Registrant”) (Investment Company Act of 1940 File No. 811-22821)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Annual Meeting of Shareholders (“Notice”), Proxy Statement and forms of Proxy Cards with regard to the Registrant’s upcoming Annual Meeting of Shareholders (the “Meeting”). At the Meeting, shareholders are being asked to vote for three Trustees who have been nominated by the Registrant’s current Board of Trustees (the “Board”) and vote against a non-binding shareholder proposal regarding declassification of the Board.

As described in the Notice and Proxy Statement, as part of our effort to maintain a safe and healthy environment at the Meeting, the Registrant and the Board are closely monitoring statements issued by the World Health Organization (who.int) and the Centers for Disease Control and Prevention (cdc.gov) regarding the novel coronavirus disease, COVID-19. For that reason, the Board reserves the right to reconsider the date, time and/or means of convening the Meeting.  Subject to any restrictions imposed by applicable law, the Board may choose to conduct the meeting solely by means of remote communications, or may hold a “hybrid” meeting where some participants attend in person and others attend by means of remote communications.  If the Board chooses to change the date, time and/or means of convening the Meeting, the Registrant will announce the decision to do so in advance, and details on how to participate will be issued by press release and filed with the SEC as additional proxy material.

The definitive proxy materials are being mailed to shareholders on or about March 25, 2020.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President and Counsel